Investment Objectives and Goals - iShares International Equity Factor Rotation Active ETF	Jul. 09, 2025
Prospectus [Line Items]
Risk/Return [Heading]	ISHARES INTERNATIONAL EQUITY FACTOR ROTATION ACTIVE ETF Ticker: IDYN Stock Exchange: NYSE ARCA
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares International Equity Factor Rotation Active ETF (the “Fund”) seeks to outperform the investment results of international developed equity markets by providing diversified and tactical exposure to style factors via a factor rotation model.